Events After the Reporting Period (Details) - Commencement of research laboratory facility lease - Hrsholm, Denmark	Aug. 13, 2021 USD ($) m²
Disclosure of non-adjusting events after reporting period [line items]
Lease space | m²	518
Lease term	10 years
Notice period for cancellation	12 months
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Lease monthly payment	$ 16,000
Percentage of increase in annual lease payment	2.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Lease monthly payment	$ 18,000
Percentage of increase in annual lease payment	4.00%